Deferred revenue - Additional information (Detail) $ / shares in Units, $ in Thousands, $ in Millions		1 Months Ended			12 Months Ended
	Mar. 01, 2016 $ / shares shares	Mar. 01, 2016 USD ($) ounce	Feb. 23, 2016 USD ($)	Feb. 28, 2013 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Feb. 23, 2016 CAD ($)	Feb. 28, 2013 CAD ($)
Deferred Income Explanatory [Line Items]
Number of shares issued | shares					198,134,931	192,687,906
Deferred Revenue Finance Costs | $					$ 4,188	$ 4,035	$ 3,450
Deferred revenue discount Rate					8.00%
Gold And Silver Production [Member] | Shivee TolgoiMining Licience [Member]
Deferred Income Explanatory [Line Items]
Percent Of Entities Share In Production From Mining	28.10%
Gold And Silver Production [Member] | Javhlant Mining Licence [Member]
Deferred Income Explanatory [Line Items]
Equity Participation And Funding Agreement Percentage Reduction In Deposits	21.30%
Copper Production [Member]
Deferred Income Explanatory [Line Items]
Percent Of Entities Share In Production From Mining	2.10%
Copper Production [Member] | Javhlant Mining Licence [Member]
Deferred Income Explanatory [Line Items]
Percent Of Entities Share In Production From Mining	2.10%
Sandstorm [Member]
Deferred Income Explanatory [Line Items]
Deferred income | $			$ 33,200
Equity Participation And Funding Agreement Refund Deposit | $			$ 6,800
Equity Participation And Funding Agreement Percentage Reduction In Deposits			17.00%	17.00%
Equity Participation And Funding Agreement Cash Payments To Be Received From Counter party Per Ounce Of Gold | ounce		220
Equity Participation And Funding Agreement Cash Payments To Be Received From Counter party Per Ounce Of Silver | ounce		5
Equity Participation And Funding Agreement Cash Payments To Be Received From Counter party Per Pound Of Copper | ounce		0.5
Equity Participation And Funding Agreement Threshold Number Of Ounces Of Gold To Be Produced Before Cash Payments From Counter party Will Be Increased | ounce		8,600,000
Equity Participation And Funding Agreement Threshold Number Of Ounces Of Silver To Be Produced Before Cash Payments From Counter party Will Be Increased | ounce		40,300,000
Equity Participation And Funding Agreement Threshold Number Of Pounds Of Copper To Be Produced Before Cash Payments From Counter party Will Be Increased | ounce		9,100,000,000
Equity Participation And Funding Agreement Cash Payments To Be Received From Counter party Per Ounce Of Gold Beyond Threshold | ounce		500
Equity Participation And Funding Agreement Cash Payments To Be Received From Counter party Per Ounce Of Silver Beyond Threshold | ounce		10
Equity Participation And Funding Agreement Cash Payments To Be Received From Counter party Per Pound Of Copper Beyond Threshold | ounce		1.1
Deferred Revenue Finance Costs | $					$ 4,200	$ 4,000	$ 3,500
Sandstorm [Member] | 2013 Agreement [Member]
Deferred Income Explanatory [Line Items]
Deferred income | $				$ 40,000
Sandstorm [Member] | Amended Sandstorm Agreement [Member]
Deferred Income Explanatory [Line Items]
Deferred income | $								$ 30.9	$ 40.0
Equity Participation And Funding Agreement Refund Deposit | $		$ 6,800	$ 6,800
Description of Mineral Production based Funding Agreements Term		The initial term of the Amended Sandstorm Agreement is 50 years, subject to successive 10-year extensions at the discretion of Sandstorm
Equity Participation And Funding Agreement Refund Deposit By Cash | $		$ 5,500
Equity Participation And Funding Agreement Refund Deposit By Equity | $		$ 1,300
Number of shares issued | shares	5,128,604
Par value per share | $ / shares	$ 0.3496